NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Money Market Fund

Supplement dated September 11, 2015
to the Summary Prospectus dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

NVIT Money Market Fund

Effective October 14, 2016, the NVIT Money Market Fund will operate as a “Government Money Market Fund,” as defined in Rule 2a-7(a)(16) under the Investment Company Act of 1940, as amended.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE